UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


       Report for the Calendar Year or Quarter End: September 30, 2001


                            P&S Capital Partners, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

  527 Madison Avenue, 11th Floor        New York        New York        10022
--------------------------------------------------------------------------------
Business Address       (Street)          (City)          (State)        (Zip)


13F File Number: 28-06197
                ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Daniel L. Nir                     Manager                         (212) 319-8000
--------------------------------------------------------------------------------
(Name)                            (Title)                             (Phone)

Signature, Place and Date of Signing:

/s/ Daniel L. Nir
------------------------------
Daniel L. Nir
527 Madison Avenue, 11th Floor
New York, New York  10022
11/11/2001

Report Type:

[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Number of Other Included Managers:  1
                                  -----

List of Other Included Managers: P&S Capital Management, LLC
                                 ---------------------------

Form 13F Information Table Entry Total:  90
                                       ------

Form 13F Information Table Value Total: $74,822,000
                                       --------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                            P&S CAPITAL PARTNERS, LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 9/30/01

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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
3 Com Corp.                           COM       885535104      124    33000             33000              33000
3 Com Corp.                           COM       885535104      232    61900             61900      1       61900
Aetna Inc.                            COM       00817Y908      722    25000   CALL      25000              25000
Aetna Inc.                            COM       00817Y908      722    25000   CALL      25000      1       25000
Alcatel                            SP ADR       013904305      160    13770             13770              13770
Amdocs Ltd                            COM       G02602103      868    32560             32560              32560
AT&T Canada Inc              DEP RCPT-CLB       002070202      366    12600             12600              12600
Bogen Communications Intl             COM       097189104      235    97747             97747              97747
Bogen Communications Intl             COM       097189104      173    72253             72253      1       72253
Calpine Corp.                         COM       131347106      342    15000             15000              15000
Calpine Corp.                         COM       131347106      228    10000             10000      1       10000
Coach, Inc.                           COM       189754104      302    11400             11400              11400
Compaq Computer Corp.                 COM       204493100      374    45000             45000              45000
Compaq Computer Corp.                 COM       204493100      499    60000             60000      1       60000
Compaq Computer Corp.                 COM       204493900      416    50000   CALL      50000              50000
Compaq Computer Corp.                 COM       204493900      416    50000   CALL      50000      1       50000
Constellation Energy Corp.            COM       210371100     2208    91250             91250              91250
Constellation Energy Corp.            COM       210371100     1785    73750             73750      1       73750
Cooper Industries Inc.                COM       216669901      730    17600   CALL      17600              17600
Cooper Industries Inc.                COM       216669901     1240    29900   CALL      29900      1       29900
Electronic Data Systems Corp.         COM       285661104      288     5000              5000               5000
Electronic Data Systems Corp.         COM       285661104      864    15000             15000      1       15000
Electronic Data Systems Corp.         COM       285661954     1152    20000    PUT      20000              20000
Electronic Data Systems Corp.         COM       285661954     1727    30000    PUT      30000      1       30000
Espeed Inc.                           CLA       296643109      105    12425             12425              12425
Espeed Inc.                           CLA       296643109       94    11075             11075      1       11075
Federal Express Corporation           COM       31428X106      459    12500             12500              12500
Federal Express Corporation           COM       31428X106      459    12500             12500      1       12500
Georgia Pacific Corp.        COM-TIMBRGRP       373298702     1174    32400             32400              32400
Georgia Pacific Corp.        COM-TIMBRGRP       373298702     1380    38100             38100      1       38100
General Motors Corp                   CLH       370442832      667    50000             50000              50000
General Motors Corp                   CLH       370442832      800    60000             60000      1       60000
Gillette Co.                          COM       375766102      298    10000             10000      1       10000
Gillette Co.                          COM       375766102     4449   149300   CALL     149300             149300
Gillette Co.                          COM       375766902     3299   110700   CALL     110700      1      110700
Global Crossing Ltd                   COM       G3921A100      375   208092            208092             208092
Grey Wolf                             COM       397888108       90    50000             50000              50000
Grey Wolf                             C0M       397888108       90    50000             50000      1       50000
Gymboree Corp.                        COM       403777105      228    35000             35000              35000
Gymboree Corp.                        COM       403777105      228    35000             35000      1       35000
Healthaxis Inc.                       COM       42219D100       37    37000             37000      1       37000
Hewlett Packard Co.                   COM       428236103      201    12500             12500              12500
Hewlett Packard Co.                   COM       428236103      361    22500             22500      1       22500
Hollywood Entertainment Corp.         COM       436137103      819    69725             69725              69725
Hollywood Entertainment Corp.         COM       436137103      398    33845             33845      1       33845
Inverness Med Tech, Inc.              COM       461268104     1386    37500             37500              37500
Inverness Med Tech, Inc.              COM       461268104     1386    37500             37500      1       37500
KCS Energy Inc.                       COM       482434206      498   141180            141180             141180
KCS Energy Inc.                       COM       482434206      268    76020             76020      1       76020
McData Corp.                          CLA       580031201      232    27500             27500              27500
McData Corp.                          CLA       580031201      359    42500             42500      1       42500
McData Corp.                          COM       580031951      232    27500    PUT      27500              27500
McData Corp.                          COM       580031951      359    42500    PUT      42500      1       42500
Mirant Corp.                          COM       60467Q108      760    34686             34686              34686
Mirant Corp.                          COM       60467Q108      335    15314             15314      1       15314
Mortons Restaurant Group              COM       619429103      494    56500             56500              56500
Mortons Restaurant Group              COM       619429103      590    67500             67500      1       67500
Nasdaq 100 Shares              Unit Ser 1       631100104     2814    97100             97100              97100
Nasdaq 100 Shares              Unit Ser 1       631100104     3249   112100            112100      1      112100
Newport Corp.                         COM       651824904      705    50000   CALL      50000              50000
Newport Corp.                         COM       651824904      705    50000   CALL      50000      1       50000
Nisource Inc                          COM       65473P105     1647    70651             70651              70651
Northrop Grumman Corp. Com            COM       666807102     4175    41340             41340              41340
Serviceware Technol, Inc.             COM       81763Q109       16    60000             60000              60000
Serviceware Technol, Inc.             COM       81763Q109       10    40000             40000      1       40000
Shochet Holding Corp.                 COM       82488Q101        8    10000             10000      1       10000
Skechers USA Inc.                     CLA       830566105      146    12500             12500              12500
Skechers USA Inc.                     CLA       830566105      146    12500             12500      1       12500
Smurfit Stone Container Corp          COM       832727101      265    20000             20000              20000
Solectron Corp.                       COM       834182107      291    25000             25000              25000
Solectron Corp.                       COM       834182107      291    25000             25000      1       25000
Sybron Dental Specialties Inc.        COM       871142105     1003    53900             53900              53900
Sybron Dental Specialties Inc.        COM       871142105     1003    53900             53900      1       53900
Synavant Inc                          COM       87157A105      351   116990            116990             116990
Synavant Inc                          COM       87157A105      300   100010            100010      1      100010
Texaco Inc.                           COM       881694103      975    15000             15000              15000
Texaco Inc.                           COM       881694103     2925    45000             45000      1       45000
Transocean Sedco Forex, Inc.          ORD       G90078109      652    24700             24700              24700
TYCO International LTD                COM       902124106     1511    33205             33205              33205
USA Education Inc.                    COM       90390U952      207     2500    PUT       2500               2500
USA Education Inc.                    COM       90390U952      622     7500    PUT       7500      1        7500
US Bancorp.                           COM       902973304      601    27085             27085              27085
Valero Energy Corp.                   COM       91913Y100      351    10000             10000              10000
Valero Energy Corp.                   COM       91913Y100      351    10000             10000      1       10000
Visible Genetics Inc.                 COM       92829S104      619    31250             31250              31250
Visible Genetics Inc.                 COM       92829S104      876    44250             44250      1       44250
Vivendi Universal                     COM       92851S105     8432   181916            181916             181916
Westell Technologies                  COM       957541105      128   122269            122269             122269
Wyndham International Inc.            COM       938101106      179   275000            275000             275000
Wyndham International Inc.            COM       938101106      185   285000            285000      1      285000
